Cover	Feb. 24, 2021
Document Information [Line Items]
Document Type	8-K
Entity Registrant Name	ONE Gas, Inc.
Document Period End Date	Feb. 24, 2021
Entity Central Index Key	0001587732
Pre-commencement Issuer Tender Offer	false
Amendment Flag	false
Entity Address, Address Line One	15 East Fifth Street
Entity Address, City or Town	Tulsa
Entity Address, State or Province	OK
Entity Address, Postal Zip Code	74103
City Area Code	(918)
Local Phone Number	947-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Security Exchange Name	NYSE
Trading Symbol	OGS
Title of 12(b) Security	Common Stock, par value $0.01 per share
Entity Emerging Growth Company	false
Entity Tax Identification Number	46-3561936
Entity File Number	001-36108
Entity Incorporation, State or Country Code	OK